Earnings Per Share (Details) - Schedule of basic and diluted EPS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net Income attributable to Tattooed Chef, Inc. (in Dollars)	$ 67,249	$ 4,526
Denominator
Weighted average common shares outstanding	36,314	28,324
Effect of potentially dilutive securities related to Warrants	3,589
Weighted average diluted shares outstanding	39,903	28,324
Earnings per share
Basic (in Dollars per share)	$ 1.85	$ 0.16
Diluted (in Dollars per share)	$ 1.69	$ 0.16